FAIR VALUE MEASUREMENTS (FY) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 22, 2020
Public Warrants [Member]
Liabilities [Abstract]
Warrant liability		$ 8,927,000
Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant liability	$ 3,740,000	5,673,000
Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Marketable securities held in Trust Account	$ 132,259,019	132,253,093	$ 132,250,443	$ 132,250,000
Recurring [Member] | Level 1 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liability		8,927,000	6,474,000	6,482,000
Recurring [Member] | Level 3 [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant liability		$ 5,673,000	$ 4,194,000	$ 4,200,000